Mineral Rights (Tables)	3 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Summary of Fair Value of Mineral Rights

 The Company owns interests in the following entities which was recorded at our direct cost measured at fair market value to acquire our interest in these properties.

	Investment	Ownership %

Aqua Mining (PNG)	34	90%
Angel Jade Pty Ltd	104,000	70%